COMMITMENTS (Details Textual) (USD $)	1 Months Ended				12 Months Ended			12 Months Ended
	Jan. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Dec. 31, 2010 L and L Technologies [Member]	Dec. 31, 2012 Lederman and Co [Member]	Dec. 31, 2011 Lederman and Co [Member]	Dec. 31, 2010 Lederman and Co [Member]	Dec. 31, 2012 Restricted Stock [Member] L and L Technologies [Member]	Dec. 31, 2011 Restricted Stock [Member] L and L Technologies [Member]	Dec. 31, 2010 Restricted Stock [Member] L and L Technologies [Member]	Dec. 31, 2011 Restricted Stock [Member] Lederman and Co [Member]	Dec. 31, 2010 Restricted Stock [Member] Lederman and Co [Member]	Dec. 31, 2012 Chief Financial Officer [Member]	Dec. 31, 2011 Vice President Of Strategy [Member]	Dec. 31, 2012 Gershell Agreement [Member]	Dec. 31, 2012 Daugherty Agreement [Member]	Dec. 31, 2012 Selzer Agreement [Member]
Operating Leases Expiration Period				5 years
Operating Leases Frequency Of Payments				monthly
Operating Leases Periodic Payment One To Four Years				$ 10,000
Operating Leases Periodic Payment Year Five				11,000
Operating Leases, Income Statement, Lease Revenue	9,420	9,420	9,420
Restricted Cash and Cash Equivalents					60,000	60,000
Operating Leases, Rent Expense, Net					116,732	128,228
Deferred Rent Credit, Noncurrent					19,710	29,083	17,424
Consulting Agreements Period								2 years			2 years
Consulting Agreements Frequency Of Payments								annually			annually
Consulting Agreements Periodic Payment								96,000			250,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted														51,310		13,090
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights														The restricted shares vest as follows: 25% on the grant date (June 4, 2010) and 25% on each of the first and second annual anniversaries of the grant date and, if the consulting agreement is renewed, 25% on the third anniversary of the grant date.		The restricted shares vest as follows: 20% on the grant date (June 4, 2010) and 20% on each of the first and second anniversaries of the grant date and, if the consulting agreement is renewed, 20% on each of the third and fourth anniversaries of the grant date.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period													25,655		7,855
Consulting Agreements Cash Compensation Reduced										127,000
Consulting Agreements Cash Compensation Increased									250,000
Employment Agreements Milestone Of Proceeds From Sale Of Equity																			20,000,000	20,000,000
Employment Agreements Compensation Paid On Termination																	88,000	37,500
Employment Agreements Base Salary																			175,000	140,000
Employment Agreements Adjusted Base Salary																			325,000	220,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Forfeited In Period						5,237															25,000
Consulting Agreements Expirations Dates												expired in June 2012
Consulting Agreements Commitments Outstanding Amount					$ 650,000